SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 10, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Investors $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Stockholders Equity Note [Line Items]
Share-based compensation cost		$ 104,920	$ 73,529	$ 64,345
Options granted | shares		406,575
Number of ordinary shares reserved and available for grant and issuance | shares		6,243,273	5,087,335
Share-based compensation		$ 107,202	$ 75,051	$ 64,725
Equity method investment, ownership percentage		25.00%
Shares reserved for issuance under ESPP | shares		721,469	194,625
Ordinary shares repurchased under ESPP | shares		38,239
Secondary market transaction
Stockholders Equity Note [Line Items]
Sale of ordinary shares | shares				639,739
Consideration received on sale of ordinary shares				$ 37,718
Sale of stock, price per share | $ / shares				$ 58.96
Share-based compensation cost				$ 10,487
Initial public offering and concurrent private placement
Stockholders Equity Note [Line Items]
Net proceeds of deducting underwriting discounts and commissions	$ 591,856	$ 6,000
Additional ordinary shares pursuant to underwriters option to purchase | shares	370,000
Sale of stock, price per share | $ / shares	$ 155
Number of share issued | shares	3,700,000
Net proceeds after deducting underwriting discounts and commissions.	$ 34,697
Other issuance costs	$ 4,298
Outstanding convertible preferred shares converted | shares	26,440,239
Number of investors | Investors		2
Number of ordinary shares purchased | shares		967,742
Gross proceeds of consideration per transaction		$ 150,000
Deferred offering costs		$ 44,995
Co-CEO
Stockholders Equity Note [Line Items]
Options granted | shares		91,344
Share-based compensation		$ 30,424
2017 share option plan
Stockholders Equity Note [Line Items]
Weighted-average grant-date fair value of options granted | $ / shares		$ 69.3	$ 77	$ 38.3
Intrinsic value of options exercised		$ 346,600	$ 321,891	$ 18,868
Unamortized share-based compensation expense		$ 107,411	$ 101,027	$ 31,018
Weighted average period for cost expected to be recognized		1 year 9 months 14 days	1 year 11 months 19 days	1 year 9 months 10 days
2021 plan
Stockholders Equity Note [Line Items]
Number of ordinary shares reserved and available for grant and issuance | shares		6,243,273
Share reserve increased | shares		2,246,202
Unrecognized compensation cost related to unvested restricted share units		$ 64,458	$ 22,821
Weighted average period for cost expected to be recognized		1 year 10 months 6 days	1 year 11 months 23 days